INCOME TAXES	12 Months Ended
Dec. 31, 2021
INCOME TAXES
INCOME TAXES

15. INCOME TAXES

The Company is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

The Company’s subsidiaries, Zepp HK and Galaxy, are located in HK and are subject to a two-tiered income tax rates for taxable income earned in HK with effect from April 1, 2018. The first HK$2 million of profits earned by Zepp HK and Galaxy will be taxed at 8.25%, while the remaining profits will continue to be taxed at the existing 16.5% tax rate.

The Company's subsidiaries Zepp Inc and Zepp NA are located in the U.S. and are subject to an income tax rate of 21% for taxable income earned as determined in accordance with relevant tax rules and regulations in the U.S.

15. INCOME TAXES - CONTINUED

The Company’s PRC subsidiaries, the VIEs and VIEs’ subsidiaries are subject to the 25% standard enterprise income tax rate except for Anhui Huami and Anhui Health and Shun Yuan that qualify as a high and new technology enterprise (“HNTE”), which are subject to a tax rate of 15%. Anhui Huami began to qualify as HNTE in 2015 and renewed the HNTE certificate in July 2018 and September 2021. Accordingly, Anhui Huami is subject to a tax rate of 15% during the years ended December 31, 2021, 2022 and 2023. Anhui Health qualifed as a HNTE in August 2020 and is subject to a tax rate of 15% during the year ended December 31, 2020, 2021 and 2022. In addition, Shun Yuan qualified as a HNTE since December 2021 and is subject to a tax rate of 15% during the years ended December 31, 2021, 2022 and 2023.

The current and deferred components of income taxes appearing in the consolidated statements of operation are as follows:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Current tax expenses	105,663	42,257	31,543
Deferred tax benefits	(27,776)	(11,103)	(20,798)
Income tax expenses	77,887	31,154	10,745

The significant components of the Group’s deferred tax assets were as follows:

	As of December 31,
	2020	2021
	RMB	RMB
Deferred tax assets
Accrued expenses and other current liabilities	60,823	47,005
Net operating loss carry forwards	62,945	75,100
Intra-entity transfer of certain intangible assets	—	28,290
Total deferred tax assets	123,768	150,395
Less: valuation allowance	(3,578)	(6,976)
Deferred tax assets, net	120,190	143,419

As of December 31, 2021, the Group had RMB411,276 operating losses deriving from entities in the PRC, HK, U.S., Canada, and etc. The operating loss in PRC with amounted to RMB327,051 can be carried forward for five years, or ten years if qualify as HNTE and if not utilized and some will begin to expire in 2022. The operating loss incurred in the U.S. before December 31, 2017 can be carried forward for 20 years to offset future taxable profit, while other losses incurred after December 31, 2017 may be carried forward indefinitely. The tax losses incurred in HK can be carried forward without an expiration date. The operating loss incurred in the Canada can be carried back 3 years and forward 20 years for deduction against any form of income.

Management assesses the available positive and negative evidence in certain entities in the PRC, HK, U.S. and Canada to estimate if sufficient future taxable income will be generated to utilize the existing deferred tax assets and determines the valuation allowance on an entity by entity basis. In making such determination, the Group considers the following factors, among other matters, when determining whether some portion or all of the deferred tax assets will more likely than not be realized: the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry-forward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carry-forward periods provided for in the tax law. On the basis of this evaluation, for the years ended December 31, 2020 and 2021, the Company recorded RMB3,578 and RMB6,976 valuation allowance for the deferred tax assets.

15. INCOME TAXES - CONTINUED

Reconciliation between the tax expense computed by applying the PRC enterprise tax rate of 25% to income before income tax and the actual income tax expense were as follows:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Income before income tax	652,370	265,609	106,669
Tax expense at PRC enterprise income tax rate of 25%	163,093	66,402	26,667
Income tax on tax holidays	(72,396)	(41,869)	(19,387)
Tax effect of permanence differences	(31,088)	(20,001)	(34,587)
Effect of income tax rate differences in jurisdictions other than the PRC	16,270	21,625	23,666
Change in tax rate	—	3,460	9,549
Changes in valuation allowances	2,008	1,537	4,837
Income tax expense	77,887	31,154	10,745

If the tax holiday granted to Anhui Huami, Anhui Health and Shun Yuan was not available for the years ended December 31, 2019, 2020 and 2021, the increase in income tax expenses and the decrease in net income per share amounts would be as follows:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Increase in income tax expenses	72,396	41,869	19,387
Decrease in net income per share - basic	0.30	0.17	0.08
Decrease in net income per share - diluted	0.28	0.16	0.07

Under the Income Tax Law effective from January 1, 2008, the rules for determining whether an entity is resident in the PRC for tax purposes have changed and the determination of residence depends among other things on the “place of actual management”. If the Group, or its non-PRC subsidiaries, were to be determined as a PRC resident for tax purposes, they would be subject to a 25% income tax rate on their worldwide income including the income arising in jurisdictions outside the PRC. The Group does not believe that its legal entities organized outside of the PRC are considered PRC residents.

If the Company was to be a non-resident for PRC tax purposes, dividends paid to it out of profits earned after January 1, 2008 would be subject to a withholding tax. In the case of dividends paid by PRC entities to the entities organized outside of the PRC or any foreign investors, the withholding tax would be 10%, unless any entities organized outside of the PRC or any such foreign investors’ jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement.

Aggregate undistributed earnings of the Company’s PRC subsidiaries and VIEs that are available for distribution amounted to RMB1,935,920 and RMB2,228,550 as of December 31, 2020 and 2021, respectively. Upon distribution of such earnings, the Company will be subject to PRC EIT taxes, the amount of which is impractical to estimate. The Company did not record any tax on any of the aforementioned undistributed earnings because the relevant subsidiaries and VIEs do not intend to declare dividends and the Company intends to permanently reinvest it within the PRC. Additionally, no deferred tax liability was recorded for taxable temporary differences attributable to the undistributed earnings because the Company believes the undistributed earnings can be distributed in a manner that would not be subject to income tax.

The Group did not identify any significant unrecognized tax benefits for the years ended December 31, 2019, 2020 and 2021, respectively. The Group did not incur any significant interest and penalties related to potential underpaid income tax expenses and also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next twelve months. The Group has no material unrecognized tax benefits which would favorably affect the effective income tax rate in future periods.

15. INCOME TAXES - CONTINUED

According to the PRC Tax Administration and Collection Law, the tax authority may require the taxpayer or the withholding agent to make delinquent tax payment within three years if the underpayment of taxes is resulted from the tax authority’s act or error. No late payment surcharge will be assessed under such circumstances. The statute of limitation will be three years if the underpayment of taxes is due to the computational errors made by the taxpayer or the withholding agent. Late payment surcharge will be assessed in such case. The statute of limitation will be extended to five years under special circumstances which are not clearly defined (but an underpayment of tax liability exceeding US$15 (RMB0.1 million) is specifically listed as a “special circumstance”). The statute of limitation for transfer pricing related issue is ten years. There is no statute of limitation in the case of tax evasion. Therefore, the Group’s PRC domiciled entities are subject to examination by the PRC tax authorities based on the above.